Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net
	December 31,
	2012	2011
Cost (1):
Land, buildings and leasehold improvements (2)	$373,286	$361,246
Instruments, machinery and equipment (3)	641,911	629,290
Office furniture and other	95,080	76,939
Motor vehicles and airplanes	133,467	131,106
	1,243,744	1,198,581
Accumulated depreciation	(742,458)	(680,973)
Depreciated cost	$501,286	$517,608

(1) Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $36,990 and $29,367 as of December 31, 2012 and 2011, respectively.

(2) Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,158,000	710,000	891,000
Leased	1,896,000	631,000	303,000

(a) Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.

(b) Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c) Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3) Includes equipment produced by the Company for its own use in the aggregate amount of $239,758 and $173,649 as of December 31, 2012 and 2011, respectively.